Fair value measurements - Transfers between levels (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Fair value measurements
Transfer out of Level 2 into Level 3 , Assets	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Transfer out of Level 3 into Level 2 , Assets	0.0	0.0	0.0	0.0
Transfer out of Level 2 into Level 3 , liabilities	0.0	0.0	0.0	0.0
Transfer out of Level 3 into Level 2 , liabilities	$ 0.0	$ 0.0	$ 0.0	$ 0.0